Derivatives - Nominal values and average hedge ratio for derivatives (Parenthetical) (Details) Unit_pure in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024 KRW (₩)
Disclosure of detailed information about hedged items [line items]
Proceeds from exercise of options		₩ 324,027
USD
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	1,307,410	1,280,520
JPY
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	9,430	9,250
EUR
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	1,487,330	1,402,370
GBP
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	1,568,020	1,561,570
AUD
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	896,370	892,940
CAD
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	999,370	991,060
CNY
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate		189,500
SEK
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	131,640	127,540